Revenues from mining operations (Tables)	12 Months Ended
Dec. 31, 2018
Revenues From Mining Operations [Abstract]
Schedule of revenue in consolidated statements of income
Year Ended
December 31, 2018
$
Revenues from contracts with customers	231,373
Provisional pricing adjustments on concentrate sales	998
Total revenues	232,371

Schedule of disaggregation of revenue
Year Ended
December 31, 2018
$
Revenues from contracts with customers:
Silver	32,890
Copper	84,838
Lead	24,862
Zinc	82,441
Gold	6,342
Total revenues from contracts with customers	231,373